Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Net Income (Loss)	$ 14,905,754	$ 1,043,601	$ 25,865,673
Other Comprehensive Income / (Loss):
Unrealized gains (losses)	8,343,715	(7,247,688)	862,930
Income tax (provision) benefit	(2,730,003)	2,111,649	(332,201)
Net unrealized gains (losses)	5,613,712	(5,136,039)	530,729
Reclassification of (gains)/losses to Net Income (Loss)	15,397	9,130	51,218
Other Comprehensive Income (Loss), Net of Tax	5,598,315	(5,145,169)	479,511
Total Comprehensive Income (Loss)	$ 20,504,069	$ (4,101,568)	$ 26,345,184